Related Party Transactions (Details) - USD ($)				1 Months Ended			12 Months Ended
	Sep. 14, 2018	Sep. 10, 2018	Aug. 01, 2018	Nov. 20, 2018	Oct. 26, 2018	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Jan. 24, 2020	Jul. 06, 2018
Related Party Transactions (Details) [Line Items]
Ordinary shares issued for services (in Shares)				1,487,992	10,000,000
Price per share (in Dollars per share)							$ 10
Advances outstanding							$ 925,009	$ 402,106
Due to related parties							651,369	128,466
General and administrative services fees			$ 1,000
Administrative fees							12,000	12,000
Accounts payable and accrued expenses							18,000	6,000
Non-interest bearing loans							1,080,000
Administrative Service [Member]
Related Party Transactions (Details) [Line Items]
Administrative fees							1,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount							651,369
Sponsor Loaned [Member]
Related Party Transactions (Details) [Line Items]
Promissory note										$ 300,000
Notes outstanding							300,000	300,000
Sponsor Loaned One [Member]
Related Party Transactions (Details) [Line Items]
Promissory note									$ 780,000
Notes outstanding							780,000	780,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares)	2,875,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Aggregate advances received								273,640
Working capital fund amount								140,000
Advances outstanding							$ 273,640	$ 273,640
IPO [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued for services (in Shares)					10,000,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued for services (in Shares)		1,150,000				1,725,000
Ordinary shares acquired (in Shares)		1,135,000
Aggregate purchase price		$ 2,300
Price per share (in Dollars per share)		$ 0.00202643
Aggregate founder shares (in Shares)		15,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares acquired (in Shares)						1,650,000
Aggregate purchase price						$ 17,250
Price per share (in Dollars per share)						$ 0.010454545
Aggregate founder shares (in Shares)						75,000
Founder shares were forfeited (in Shares)				3,002
Related party transaction, description							Additionally, subject to certain limited exceptions, the Initial Shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Founder Shares [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares)	2,875,000
Ordinary shares forfeiture (in Shares)	375,000